Capital management	6 Months Ended
Feb. 28, 2023
Capital Management
Capital management

21. Capital management

The Company considers its capital to be its shareholders’ equity.

As of February 28, 2023, the Company had shareholders’ equity (deficit) before non-controlling interests of $5,368,605 (August 31, 2022 – equity of $15,886,591). The Company’s objective when managing its capital is to seek continuous improvement in the return to its shareholders while maintaining a moderate to high tolerance for risk. The objective is achieved by prudently managing the capital generated through internal growth and profitability, utilizing lower cost capital, including raising share capital or debt when required to fund opportunities as they arise.

GameSquare Holdings, Inc.

(formerly Engine Gaming & Media, Inc.)

Notes to the Interim Condensed Consolidated Financial Statements

For the three and six months ended February 28, 2023, and 2022

(Unaudited)

(Expressed in United States Dollars)

The Company may also return capital to shareholders through the repurchase of shares, pay dividends, or reduce debt where it determines any of these to be an effective method of achieving the above objective. The Company does not use ratios in the management of its capital. There have been no changes to management’s approach to managing its capital during the six months ended February 28, 2023, and 2022.